OTHER ASSETS, NET (Details) - COP ($) $ in Millions	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
OTHER ASSETS, NET
Other receivables	$ 1,538,474		$ 1,110,974
Prepaid expenses	845,182		907,620
Tax advance	600,059		2,014,638
Marketable and non-marketable for sale assets	591,827		1,049,169
Assets pledged as collateral (cash)	520,105		530,924
Receivables related to abandoned accounts	459,978		453,956
Receivable Sales of goods and service	245,329		251,904
Accounts receivable from contracts with customers	261,425		257,262	$ 259,516
Balance in credit card clearing house	181,448		298,677
Operating leases	165,068		176,585
Debtors	136,594		84,453
Commission for letters of credit	0		95,008
Others	564,337		556,044
Total other assets	6,109,826		7,787,214
Other allowance	(15,403)		(8,935)
Total other assets, net	$ 6,094,423	[1]	$ 7,778,279

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.